Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.1%
Raia Drogasil SA	688,940	$3,725,143

China — 32.5%
Agricultural Bank of China Ltd., Class A	19,672,298	10,087,960
Agricultural Bank of China Ltd., Class H	58,284,000	23,649,257
Alibaba Group Holding Ltd.(a)	1,382,536	37,618,464
Alibaba Group Holding Ltd., ADR(a)	43,204	9,243,928
Anhui Gujing Distillery Co. Ltd., Class B	651,700	8,940,930
ANTA Sports Products Ltd.	927,000	18,939,826
Apeloa Pharmaceutical Co. Ltd., Class A	662,800	2,716,246
AVIC Jonhon Optronic Technology Co. Ltd., Class A	619,186	7,511,451
Bank of China Ltd., Class A	19,755,100	10,346,229
Bank of China Ltd., Class H	77,306,000	28,993,809
Bank of Communications Co. Ltd., Class A	13,753,874	10,599,809
Bank of Communications Co. Ltd., Class H	8,598,000	5,795,255
Bank of Hangzhou Co. Ltd., Class A	2,821,793	7,330,630
Bank of Jiangsu Co. Ltd., Class A	6,947,888	8,347,078
Bank of Ningbo Co. Ltd., Class A	459,296	3,055,407
Bank of Shanghai Co. Ltd., Class A	7,368,932	9,862,078
BeiGene Ltd., ADR(a)	56,077	20,104,165
Beijing Capital International Airport Co. Ltd., Class H	5,768,000	3,895,038
Beijing Sinnet Technology Co. Ltd., Class A	921,473	2,228,776
Beijing Tiantan Biological Products Corp. Ltd., Class A	755,995	4,058,369
BOE Technology Group Co. Ltd., Class A	4,276,800	4,254,269
BYD Co. Ltd., Class H	271,000	6,309,150
CGN Power Co. Ltd., Class H(b)	46,596,000	10,266,106
Changchun High & New Technology Industry Group Inc., Class A	103,500	6,687,259
China CITIC Bank Corp. Ltd., Class H	14,594,000	7,977,071
China Conch Venture Holdings Ltd	1,416,500	6,522,488
China Construction Bank Corp., Class A	2,281,884	2,486,630
China Construction Bank Corp., Class H	6,142,000	5,044,743
China Feihe Ltd.(b)	2,970,000	8,321,308
China Gas Holdings Ltd.	1,585,000	5,915,873
China Huishan Dairy Holdings Co. Ltd.(a)(c)	22,241,266	29
China Life Insurance Co. Ltd., Class H	1,233,000	2,602,822
China Mengniu Dairy Co. Ltd.	2,142,000	12,996,034
China Merchants Bank Co. Ltd., Class H	1,448,500	13,410,903
China Minsheng Banking Corp. Ltd., Class A	2,660,854	1,975,414
China National Medicines Corp. Ltd., Class A	452,200	2,592,024
China Petroleum & Chemical Corp., Class H	7,252,000	3,851,495
China Resources Beer Holdings Co. Ltd.	3,246,000	29,152,876
China Resources Gas Group Ltd.	1,792,000	11,192,347
China Shenhua Energy Co. Ltd., Class A	1,757,113	5,524,672
China Shenhua Energy Co. Ltd., Class H	961,500	2,177,590
China Tourism Group Duty Free Corp. Ltd., Class A	440,881	23,242,467
China Tower Corp. Ltd., Class H(b)	85,546,000	11,687,756
China Yangtze Power Co. Ltd., Class A	12,789,605	39,938,893
Chongqing Zhifei Biological Products Co. Ltd., Class A	139,600	4,290,952
Country Garden Services Holdings Co. Ltd.	665,000	6,902,120
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	789,300	2,938,399
Dali Foods Group Co. Ltd.(b)	3,790,500	2,373,672
Daqin Railway Co. Ltd., Class A	8,360,833	9,006,234
ENN Energy Holdings Ltd.	773,800	14,235,107
Foshan Haitian Flavouring & Food Co. Ltd., Class A	204,871	4,427,117
Fuyao Glass Industry Group Co. Ltd., Class A	243,303	2,004,966
Security	Shares	Value

China (continued)
GDS Holdings Ltd., ADR(a)	20,702	$1,557,204
Giant Network Group Co. Ltd., Class A	990,253	2,157,913
GOME Retail Holdings Ltd.(a)(d)	12,441,000	1,986,200
Guangdong Haid Group Co. Ltd., Class A	934,188	11,628,543
Guangdong Investment Ltd.	11,972,000	17,594,151
Guangzhou Haige Communications Group Inc. Co., Class A	1,377,300	2,177,801
Haidilao International Holding Ltd.(b)	656,000	3,780,395
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	590,500	12,257,214
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	5,314,000	23,167,060
Hengan International Group Co. Ltd.	1,862,500	12,485,451
Hengtong Optic-Electric Co. Ltd., Class A	1,167,100	2,174,964
Hualan Biological Engineering Inc., Class A	437,480	2,780,702
Huaxia Bank Co. Ltd., Class A	5,319,020	5,378,254
Iflytek Co. Ltd., Class A	563,800	5,516,047
Industrial & Commercial Bank of China Ltd., Class A	2,394,700	1,962,598
Industrial & Commercial Bank of China Ltd., Class H.	51,675,000	33,925,125
Industrial Bank Co. Ltd., Class A	3,272,012	11,894,768
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	16,537,400	4,272,398
JD.com Inc., ADR(a)	430,418	31,825,107
Jiangsu Expressway Co. Ltd., Class H	11,454,000	13,851,047
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,842,431	25,031,173
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,724,300	2,874,562
Jinyu Bio-Technology Co. Ltd., Class A	633,404	2,012,548
Jointown Pharmaceutical Group Co. Ltd., Class A(a)	1,121,778	3,025,615
Kingdee International Software Group Co. Ltd.(d)	2,074,000	8,427,953
Kweichow Moutai Co. Ltd., Class A	21,590	7,536,252
Laobaixing Pharmacy Chain JSC, Class A	244,742	2,212,117
Lenovo Group Ltd	11,738,000	14,079,025
Liaoning Cheng Da Co. Ltd., Class A	556,200	1,874,666
Meituan, Class B(a)(b)	852,200	33,113,055
Microport Scientific Corp.(d)	548,000	4,584,670
Midea Group Co. Ltd., Class A	158,000	2,014,912
NavInfo Co. Ltd., Class A	1,176,500	2,595,953
NetEase Inc., ADR	108,997	12,854,016
New Oriental Education & Technology Group Inc., ADR(a)	1,362,979	13,943,275
Offcn Education Technology Co. Ltd., Class A	640,900	2,509,805
PetroChina Co. Ltd., Class A	2,815,000	2,045,428
Pharmaron Beijing Co. Ltd., Class H(b)	87,100	2,084,956
Pinduoduo Inc., ADR(a)	162,521	20,295,623
Ping An Insurance Group Co. of China Ltd., Class H	3,113,500	33,848,965
Postal Savings Bank of China Co. Ltd., Class H(b)	35,737,000	25,755,506
Sangfor Technologies Inc., Class A	102,100	4,348,163
SDIC Power Holdings Co. Ltd., Class A	4,068,272	6,174,627
SF Holding Co. Ltd., Class A	250,100	2,738,787
Shandong Gold Mining Co. Ltd., Class A	2,032,668	6,840,852
Shandong Gold Mining Co. Ltd., Class H(b)	3,590,500	7,881,245
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,652,000	5,855,214
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	250,000	2,080,616
Shanghai Jahwa United Co. Ltd., Class A	403,800	3,728,691
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,317,242	8,955,015
Shanghai M&G Stationery Inc., Class A	325,100	4,309,043
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,658,200	6,009,550

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Pudong Development Bank Co. Ltd., Class A	3,161,268	$5,106,046
Shanghai RAAS Blood Products Co. Ltd., Class A	2,666,300	3,208,930
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	150,000	11,413,104
Shenzhou International Group Holdings Ltd.	1,090,300	28,068,456
Sichuan Chuantou Energy Co. Ltd., Class A	2,063,057	3,810,044
Sino Biopharmaceutical Ltd.	6,354,000	7,140,590
Sinopec Shanghai Petrochemical Co. Ltd., Class A	3,392,764	1,946,765
Sinopharm Group Co. Ltd., Class H	1,765,600	6,002,765
Songcheng Performance Development Co. Ltd., Class A	1,470,459	4,098,679
Sun Art Retail Group Ltd.	8,073,000	6,127,904
Suning.com Co. Ltd., Class A	2,243,079	2,400,862
TAL Education Group, ADR(a)	218,422	8,730,327
Tencent Holdings Ltd.	487,600	39,230,094
Tencent Music Entertainment Group, ADR(a)	472,750	7,441,085
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	321,300	1,841,106
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	693,300	3,142,054
Topchoice Medical Corp., Class A(a)	180,299	9,964,351
TravelSky Technology Ltd., Class H	1,274,000	2,758,302
Uni-President China Holdings Ltd.	1,894,000	2,045,896
Vipshop Holdings Ltd., ADR(a)	191,335	4,425,579
Walvax Biotechnology Co. Ltd., Class A	493,001	5,446,496
Want Want China Holdings Ltd.	3,241,000	2,409,677
WuXi AppTec Co. Ltd., Class H(b)	518,064	11,083,545
Wuxi Biologics Cayman Inc., New(a)(b)	664,500	10,393,191
Xiaomi Corp., Class B(a)(b)	5,929,400	22,389,241
Yum China Holdings Inc.	727,636	49,217,299
Yunnan Baiyao Group Co. Ltd., Class A	352,867	6,974,043
Zhaojin Mining Industry Co. Ltd., Class H	9,783,500	10,560,514
Zhejiang Supor Co. Ltd., Class A	174,885	1,948,267
Zhongjin Gold Corp. Ltd., Class A	2,416,968	3,709,625
Zhongsheng Group Holdings Ltd.	857,000	7,370,877
Zijin Mining Group Co. Ltd., Class A	2,958,200	5,244,197
ZTE Corp., Class H	1,236,400	3,381,154
ZTO Express Cayman Inc., ADR	476,781	15,299,902
		1,301,979,278
Czech Republic — 0.2%
CEZ AS.	94,859	2,843,469
Komercni Banka AS(a)	202,739	7,464,108
		10,307,577
Egypt — 0.2%
Commercial International Bank Egypt SAE	2,371,063	8,099,492

Greece — 0.3%
Hellenic Telecommunications Organization SA	719,992	12,976,305

Hungary — 0.7%
OTP Bank Nyrt(a)	97,691	5,336,782
Richter Gedeon Nyrt	742,591	21,039,421
		26,376,203
India — 13.1%
ACC Ltd.	278,516	7,622,677
Apollo Hospitals Enterprise Ltd.	53,511	2,350,793
Asian Paints Ltd.	783,120	32,149,061
Bajaj Auto Ltd.(a)	187,208	10,809,350
Bharti Airtel Ltd.	1,065,448	7,872,900
Britannia Industries Ltd.	316,248	15,026,241
Security	Shares	Value

India (continued)
Cipla Ltd.(a)	1,176,034	$15,360,532
Colgate-Palmolive India Ltd.	122,415	2,908,307
Dabur India Ltd.	2,686,100	20,084,935
Divi’s Laboratories Ltd.(a)	186,126	10,740,506
Dr. Reddy’s Laboratories Ltd.	282,068	20,593,062
Eicher Motors Ltd.(a)	407,317	14,970,855
HCL Technologies Ltd.	2,762,654	36,034,347
Hindustan Unilever Ltd.	909,225	29,353,775
Housing Development Finance Corp. Ltd.	286,696	10,076,943
Infosys Ltd.	2,756,771	52,983,564
Ipca Laboratories Ltd.	198,357	5,664,221
ITC Ltd.	744,302	2,226,721
Lupin Ltd.	725,239	12,186,932
Marico Ltd.	2,646,423	17,381,885
Maruti Suzuki India Ltd.	24,616	2,400,841
MRF Ltd.	11,592	13,370,061
Nestle India Ltd.	28,527	6,937,037
Page Industries Ltd.	34,687	14,741,362
Pidilite Industries Ltd.(a)	835,283	24,161,060
Reliance Industries Ltd.	372,133	11,047,893
Sun Pharmaceutical Industries Ltd.	1,336,228	12,310,091
Tata Consultancy Services Ltd.	944,356	41,192,156
Tech Mahindra Ltd.	1,394,222	19,701,040
Titan Co. Ltd.	482,241	10,589,678
UltraTech Cement Ltd.	24,333	2,246,361
Wipro Ltd.	5,185,593	38,556,650
		523,651,837
Kuwait — 1.5%
Mobile Telecommunications Co. KSCP	15,674,828	30,962,825
National Bank of Kuwait SAKP	10,223,402	28,242,135
		59,204,960
Malaysia — 3.9%
DiGi.Com Bhd	10,891,500	11,216,221
Fraser & Neave Holdings Bhd	1,004,200	6,462,143
Hong Leong Bank Bhd	3,378,400	15,030,813
IHH Healthcare Bhd	11,941,700	15,303,117
IOI Corp. Bhd	1,744,100	1,725,745
Kuala Lumpur Kepong Bhd	677,700	3,639,758
Malayan Banking Bhd(d)	16,566,400	32,768,087
Maxis Bhd	6,171,300	6,939,385
Nestle Malaysia Bhd	490,300	16,186,576
Petronas Chemicals Group Bhd	3,286,500	6,394,533
Petronas Dagangan Bhd	956,000	4,370,337
PPB Group Bhd	2,546,200	11,408,159
Public Bank Bhd	6,674,000	6,797,205
Telekom Malaysia Bhd	2,630,800	3,913,153
Tenaga Nasional Bhd	4,303,000	10,355,186
Westports Holdings Bhd(d)	2,872,800	2,995,468
		155,505,886
Mexico — 0.6%
Wal-Mart de Mexico SAB de CV	7,434,500	24,470,621

Pakistan — 0.1%
Lucky Cement Ltd.(a)	402,576	2,430,100

Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR(a)	323,456	3,726,213
Credicorp Ltd.	154,533	21,243,652
		24,969,865

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines — 1.7%
Bank of the Philippine Islands	7,022,058	$12,340,664
BDO Unibank Inc.	8,145,133	17,667,721
Globe Telecom Inc.	250,060	9,448,368
International Container Terminal Services Inc.	3,330,670	9,971,628
Manila Electric Co.	1,287,600	7,638,861
Metropolitan Bank & Trust Co.	4,026,733	4,043,493
SM Investments Corp.	121,985	2,476,015
Universal Robina Corp.	2,089,500	6,076,479
		69,663,229
Poland — 0.3%
Cyfrowy Polsat SA	478,187	3,967,008
Dino Polska SA(a)(b)	82,010	6,347,451
		10,314,459
Qatar — 1.9%
Masraf Al Rayan QSC	20,797,353	24,991,349
Qatar Electricity & Water Co. QSC	2,588,809	11,200,765
Qatar Fuel QSC	1,056,190	5,110,781
Qatar Islamic Bank SAQ	3,177,322	14,859,340
Qatar National Bank QPSC	3,969,637	18,993,992
		75,156,227
Russia — 1.0%
Polymetal International PLC	359,105	8,515,712
Polyus PJSC	111,224	24,076,760
Rosneft Oil Co. PJSC	744,100	5,384,657
Yandex NV, Class A(a)	50,557	3,400,337
		41,377,466
Saudi Arabia — 7.7%
Abdullah Al Othaim Markets Co.	366,133	12,568,429
Advanced Petrochemical Co.	385,034	8,446,572
Al Rajhi Bank	1,470,492	40,501,580
Alinma Bank	4,594,513	24,620,451
Bank AlBilad	209,616	2,114,924
Bank Al-Jazira	864,452	4,268,269
Bupa Arabia for Cooperative Insurance Co.(a)	386,101	12,172,495
Co for Cooperative Insurance (The)	394,995	8,457,596
Dr Sulaiman Al Habib Medical Services Group Co.	93,186	4,100,511
Emaar Economic City(a)	862,022	2,597,972
Etihad Etisalat Co.	2,754,813	24,310,314
Jarir Marketing Co.	551,133	30,898,949
Mobile Telecommunications Co.(a)	1,789,159	6,974,870
SABIC Agri-Nutrients Co.	711,418	19,534,035
Saudi Airlines Catering Co.(a)	67,505	1,431,366
Saudi Basic Industries Corp.	903,693	30,030,851
Saudi Electricity Co.	1,475,911	9,720,686
Saudi Telecom Co.	1,784,370	59,420,655
Yanbu National Petrochemical Co.	391,549	7,283,926
		309,454,451
South Korea — 7.9%
Amorepacific Corp.	9,529	2,449,431
Celltrion Healthcare Co. Ltd.(a)	21,474	2,324,130
Celltrion Inc.(a)(d)	25,559	6,284,294
CJ Logistics Corp.(a)	41,935	6,392,283
Coway Co. Ltd.	84,250	6,286,611
Hanon Systems	455,551	6,911,124
Kakao Corp.	176,552	19,460,095
Kia Corp.	26,733	2,043,808
KMW Co. Ltd.(a)(d)	76,726	3,744,656
KT&G Corp.	302,768	22,884,344
LG Household & Health Care Ltd.	1,529	2,135,709
Security	Shares	Value

South Korea (continued)
LG Uplus Corp.	319,196	$4,317,718
NAVER Corp.	123,611	40,158,343
NCSoft Corp.	28,640	22,296,491
Netmarble Corp.(b)(d)	52,579	6,578,637
Pearl Abyss Corp.(a)	245,625	13,346,140
S-1 Corp.	160,275	11,640,164
Samsung Biologics Co. Ltd.(a)(b)	16,420	12,453,572
Samsung Electronics Co. Ltd.	520,475	37,546,388
Samsung SDS Co. Ltd.	90,555	14,727,819
SK Hynix Inc.	144,833	16,498,652
SK Telecom Co. Ltd.	141,413	40,337,412
Yuhan Corp.(d)	243,849	14,341,926
		315,159,747
Taiwan — 16.8%
Accton Technology Corp.	482,000	5,349,594
Advantech Co. Ltd.	2,674,855	31,806,272
Asustek Computer Inc.	2,014,000	28,644,271
AU Optronics Corp.(a)	14,354,000	13,271,505
Cathay Financial Holding Co. Ltd.	3,351,034	6,745,275
China Steel Corp.	7,313,000	9,735,896
Chunghwa Telecom Co. Ltd.	14,378,000	58,904,225
Compal Electronics Inc.	25,121,000	21,226,218
Delta Electronics Inc.	417,000	4,442,853
E.Sun Financial Holding Co. Ltd.	18,112,335	16,670,486
Far EasTone Telecommunications Co. Ltd.	14,966,000	34,770,310
First Financial Holding Co. Ltd.	65,590,900	52,058,219
Formosa Petrochemical Corp.	2,120,000	7,634,086
Formosa Plastics Corp.	2,272,840	8,477,887
Hon Hai Precision Industry Co. Ltd.	2,299,000	9,392,905
Hua Nan Financial Holdings Co. Ltd.	54,393,563	35,789,711
Lite-On Technology Corp.	7,699,752	18,375,663
MediaTek Inc.	59,000	2,110,392
Mega Financial Holding Co. Ltd.	11,957,000	14,266,337
Pou Chen Corp.	3,071,000	4,166,439
President Chain Store Corp.	3,093,000	29,507,491
Quanta Computer Inc.	2,619,000	8,471,638
Synnex Technology International Corp.	11,135,000	23,996,872
Taiwan Business Bank.	31,038,704	10,757,257
Taiwan Cooperative Financial Holding Co. Ltd.	72,100,599	54,455,374
Taiwan High Speed Rail Corp.	7,124,000	7,560,897
Taiwan Mobile Co. Ltd.	15,473,000	56,056,542
Taiwan Semiconductor Manufacturing Co. Ltd.	2,944,000	63,249,132
Uni-President Enterprises Corp.	2,843,000	7,540,808
United Microelectronics Corp.	4,913,000	9,339,076
WPG Holdings Ltd.	10,136,440	18,941,523
		673,715,154
Thailand — 5.0%
Advanced Info Service PCL, NVDR	7,143,100	38,497,301
Airports of Thailand PCL, NVDR	16,797,800	33,840,592
Bangkok Dusit Medical Services PCL, NVDR	34,835,100	24,047,129
Bangkok Expressway & Metro PCL, NVDR(d)	64,522,700	16,918,058
Bumrungrad Hospital PCL, NVDR(d)	2,552,900	10,771,038
CP ALL PCL, NVDR	13,980,100	27,156,741
Home Product Center PCL, NVDR	24,155,500	10,733,547
Intouch Holdings PCL, NVDR	8,098,500	16,640,809
PTT Oil & Retail Business, NVDR	12,339,600	11,836,456
Siam Cement PCL (The), NVDR	429,800	6,023,462
Sri Trang Gloves Thailand PCL, NVDR	1,252,300	1,753,220

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Union Group PCL, NVDR	7,211,700	$4,105,537
		202,323,890
Turkey — 0.5%
BIM Birlesik Magazalar AS(d)	2,118,498	15,816,239
Turkcell Iletisim Hizmetleri AS	1,723,740	3,187,583
		19,003,822
United Arab Emirates — 2.0%
Abu Dhabi National Oil Co. for Distribution PJSC	14,298,154	15,553,242
Dubai Islamic Bank PJSC	3,444,056	4,472,920
Emirates Telecommunications Group Co. PJSC	7,213,514	42,536,981
First Abu Dhabi Bank PJSC	3,590,079	16,481,961
		79,045,104
Total Common Stocks — 98.6%
(Cost: $2,946,538,937).		3,948,910,816

Preferred Stocks

Russia — 0.7%
Surgutneftegas PJSC, Preference Shares, NVS	41,387,000	26,312,691

South Korea — 0.4%
LG Household & Health Care Ltd., Preference Shares, NVS	16,812	10,849,059
Samsung Electronics Co. Ltd., Preference Shares, NVS	80,684	5,277,734
		16,126,793
Total Preferred Stocks — 1.1%
(Cost: $39,544,186)		42,439,484
Security		Par/ Shares	Value

Corporate Bonds & Notes

India — 0.0%
Britannia Industries Ltd., 5.50%, 06/03/24 (c)	INR	9,171,192	$126,600

Total Corporate Bonds & Notes — 0.0%
(Cost: $126,026)			126,600

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)		48,140,166	48,169,050

Total Short-Term Investments — 1.2%
(Cost: $48,143,885)			48,169,050

Total Investments in Securities — 100.9%
(Cost: $3,034,353,034)			4,039,645,950

Other Assets, Less Liabilities — (0.9)%.			(35,407,210)

Net Assets — 100.0%			$4,004,238,740

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$54,438,073	$—	$(6,244,033	)(a)	$(18,373)	$(6,617)	$48,169,050	48,140,166	$901,485	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	7,040,000	—	(7,040,000	)(a)	—	—	—	—	4,376		—
					$(18,373)	$(6,617)	$48,169,050		$905,861		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	9	09/30/21	$1,988	$965
MSCI Emerging Markets E-Mini Index	143	06/18/21	9,730	89,871
				$90,836

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$531,234,842	$3,417,675,945	$29	$3,948,910,816
Preferred Stocks	—	42,439,484	—	42,439,484
Corporate Bonds & Notes	—	—	126,600	126,600
Money Market Funds	48,169,050	—	—	48,169,050
	$579,403,892	$3,460,115,429	$126,629	$4,039,645,950
Derivative financial instruments(a)
Assets
Futures Contracts	$90,836	$—	$—	$90,836

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

Currency Abbreviations

INR	Indian Rupee